DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2019
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

1. DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

New Gold Inc. (“New Gold” or the “Company”) is an intermediate gold mining company engaged in the development and operation of mineral properties. The assets of the Company, directly or through its subsidiaries, are comprised of the Rainy River Mine in Canada (“Rainy River”), the New Afton Mine in Canada (“New Afton”) and the Cerro San Pedro Mine in Mexico (“Cerro San Pedro”). The Company also owns the Blackwater project in Canada (“Blackwater”). The Company completed the sale of the Peak Mines in Australia (“Peak Mines”) in early April 2018 and completed the sale of the Mesquite Mine in the United States (“Mesquite”) in October 2018.

The Company is a corporation governed by the Business Corporations Act (British Columbia). The Company’s shares are listed on the Toronto Stock Exchange and the NYSE American under the symbol NGD.

The Company’s registered office is located at 1100 Melville Street, Suite 610, Vancouver, British Columbia, V6E 4A6, Canada.